Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis - USD ($)	Dec. 31, 2020	Dec. 31, 2019
(Level 1) [Member]
Liabilities
Preferred stock warrant liability
(Level 2) [Member]
Liabilities
Preferred stock warrant liability
(Level 3) [Member]
Liabilities
Preferred stock warrant liability		$ 4,391,372